INVESTMENTS (Details 2)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Platform Operator, Crypto Asset [Line Items]
Equity investments at fair value with readily determinable fair value	$ 36,585	¥ 5,736,500	¥ 4,935,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Equity investments at fair value with readily determinable fair value		5,736,500	4,935,000
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Equity investments at fair value with readily determinable fair value
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Equity investments at fair value with readily determinable fair value